SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) segment	Dec. 31, 2020 segment
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Prepaid expenses for media content | $	$ 3,000,499
Member Hubs Holding, LLC
Maximum liability per claim | $	$ 1,000,000